Schedule of Investments (unaudited) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.2%

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)		309,827,230	$210,682

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		14,906	89

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(b)		114,650	284,332
iHeartMedia, Inc., Class A(b)		5,727	88,139

			372,471

Metals & Mining — 0.0%
Preferred Proppants LLC(a)(b)		12,198	27,446

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,860	13,931

Software — 0.0%
Avaya Holdings Corp.(b)		66	843

Utilities — 0.1%
Texgen LLC(a)(b)		8,431	379,395

Total Common Stocks — 0.2% (Cost — $4,775,645)			1,004,857

		Par (000)

Corporate Bonds — 1.1%

Aerospace & Defense — 0.3%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)	USD	1,555	$1,570,706

Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(c)		170	178,713

Electrical Equipment — 0.2%
Vertiv Group Corp., 10.00%, 06/30/24(a)		871	875,355

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(a)		1,061	—

Media — 0.0%
CSC Holdings LLC, 10.88%, 10/15/25(c)		79	88,875

Security		Par (000)	Value

Metals & Mining — 0.1%
Freeport-McMoRan, Inc., 3.88%, 03/15/23	USD	625	$637,750

Oil, Gas & Consumable Fuels — 0.1%
CONSOL Energy, Inc., 11.00%, 11/15/25(c)		790	671,500

Software — 0.4%
Infor US, Inc., 6.50%, 05/15/22		1,176	1,198,109
Informatica LLC, 7.13%, 07/15/23(c)		658	668,692

			1,866,801

Total Corporate Bonds — 1.1% (Cost — $5,980,542)			5,889,700

Floating Rate Loan Interests(e) — 135.8%

Aerospace & Defense — 3.0%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, 04/06/26(f)		1,984	1,989,562
Atlantic Aviation FBO, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 12/06/25(a)		1,163	1,171,934
Bleriot US Bidco, Inc.:
Delayed Draw Term Loan, 0.00%, 10/31/26		177	—
Term Loan B, (3 mo. LIBOR + 4.75%), 6.61%, 10/31/26		1,135	1,138,888
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, 04/06/26(f)		3,690	3,700,585
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 7.31%, 04/09/26(a)		788	782,130
TransDigm, Inc.:
2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.20%, 06/09/23		6,268	6,268,419
2018 Term Loan G, 08/22/24(f)		476	475,450

			15,526,968

Air Freight & Logistics — 1.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, (1 mo. LIBOR + 1.75%), 3.47%, 01/15/2hearth5		1,757	1,763,408
WestJet Airlines Ltd., Term Loan B, 08/07/26(f)		3,195	3,211,422

			4,974,830

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines — 0.9%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 6.39%, 02/05/24	USD	1,486	$1,490,423
American Airlines, Inc.:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 3.77%, 12/14/23		1,852	1,852,105
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 3.70%, 04/28/23		1,079	1,078,582

			4,421,110

Auto Components — 2.3%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 04/30/26		6,571	6,566,926
USI, Inc.(f):
2017 Repriced Term Loan, 05/16/24		3,858	3,805,929
2019 Incremental Term Loan B, 1.00%, 12/02/26		220	219,632
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 02/05/26		1,419	1,424,056

			12,016,543

Banks — 0.7%
Capri Finance LLC, 2017 1st Lien Term Loan, 11/01/24(f)		3,532	3,442,530

Building Materials — 1.1%
Allied Universal Holdco LLC:
2019 Delayed Draw Term Loan, 07/10/26(f)		569	—
2019 Term Loan B, (6 mo. LIBOR + 4.25%), 6.51%, 07/10/26		5,744	5,718,090

			5,718,090

Building Products — 1.1%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		1,416	1,397,489
LSF10 XL Bidco SCA, EUR Term Loan B3, (3 mo. EURIBOR + 4.00%), 4.00%, 10/31/26	EUR	1,000	1,069,782

Security		Par (000)	Value

Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, 12/19/23(f)	USD	3,430	$3,390,394

			5,857,665

Capital Markets — 2.4%
Duff & Phelps Corp., 2017 Term Loan B, 02/13/25(f)		3,492	3,443,312
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 12/27/22		1,217	1,219,678
Greenhill & Co., Inc., Term Loan B, 04/12/24(a)(f)		1,533	1,479,007
Jefferies Finance LLC, 2019 Term Loan, (3 mo. LIBOR + 3.75%), 5.56%, 06/03/26		1,357	1,341,908
RPI Finance Trust, Term Loan B6, (1 mo. LIBOR + 2.00%), 3.70%, 03/27/23		2,342	2,355,263
Travelport Finance (Luxembourg) Sarl:
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 11.10%, 05/28/27(a)		1,145	961,800
2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.10%, 05/29/26		1,892	1,721,472

			12,522,440

Chemicals — 5.4%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24		4,250	4,194,860
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.85%, 06/01/24		3,524	3,524,936
Charter NEX US Holdings, Inc., 2017 Term Loan B, 05/16/24(f)		3,204	3,164,213
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 05/16/24		1,071	1,071,090
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/03/25		1,012	958,015
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 06/28/24		609	607,932

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 11/07/24	USD	1,262	$1,263,764
Invictus US LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.93%, 03/28/25		1,623	1,603,836
2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 8.68%, 03/30/26		430	398,468
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.60%, 03/01/26		2,898	2,903,413
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.96%, 05/15/24		1,062	1,048,400
Oxea Holding Drei GmbH, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.56%, 10/14/24		3,616	3,614,071
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.97%, 12/15/25		834	769,544
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 4.43%, 02/08/25		2,308	2,312,274
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/07/20		422	420,408

			27,855,224

Commercial Services & Supplies — 6.2%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 11/10/23		3,115	3,119,864
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 3.45%, 03/11/25		274	274,341
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 8.20%, 08/04/25		1,882	1,895,532
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 4.70%, 08/04/22		1,579	1,581,254
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/23		2,959	2,961,748
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 4.70%, 11/03/24		1,165	1,166,159
Creative Artists Agency LLC, 2019 Term Loan B, 11/27/26(f)		3,199	3,197,656
Diamond (BC) BV, Term Loan, 09/06/24(f)		2,521	2,391,182
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.85%, 05/09/25		577	541,135

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/30/25	USD	1,564	$1,546,535
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.85%, 11/03/23		477	362,103
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 4.00%, 09/19/26		1,008	1,012,780
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 09/23/26		2,441	2,413,404
US Ecology, Inc., Term Loan B, 08/14/26(a)(f)		408	410,550
Verisure Holding AB, EUR Term Loan B1E, (3 mo. EURIBOR + 3.00%), 3.00%, 10/20/22	EUR	1,000	1,100,753
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/27/25	USD	5,492	5,495,909
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.70%, 10/10/24		3,246	2,616,953

			32,087,858

Communications Equipment — 0.6%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/21/24		1,561	1,571,601
Ciena Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.00%), 5.75%, 09/26/25		1,319	1,322,535

			2,894,136

Construction & Engineering — 1.4%
AECOM, Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 03/13/25		703	703,639
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, 06/21/24(f)		2,948	2,882,304
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 04/12/25		450	444,245
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/23/25		2,260	2,217,206
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.95%, 12/08/23		906	893,412

			7,140,806

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 2.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 01/15/27	USD	3,283	$3,275,863
Core & Main LP, 2017 Term Loan B, 08/01/24(f)		5,003	4,931,581
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 03/29/25		3,108	3,112,024
Forterra Finance LLC, 2017 Term Loan B, 10/25/23(f)		830	797,149
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 08/13/25(a)		806	808,960
Tamko Building Products, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 5.16%, 06/01/26(a)		731	734,137

			13,659,714

Containers & Packaging — 2.6%
Berry Global, Inc.:
Term Loan W, (3 mo. LIBOR + 2.00%), 3.76%, 10/01/22		4,782	4,796,031
USD Term Loan U, (1 mo. LIBOR + 2.50%), 4.26%, 07/01/26		2,633	2,644,091
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.23% 04/03/24		2,784	2,727,927
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 12/29/23		2,658	2,575,202
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 07/31/26		836	818,235

			13,561,486

Distributors — 0.4%
TriMark USA LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.21%, 08/28/24		2,768	2,205,761

Diversified Consumer Services — 4.2%
Ascend Learning LLC, 2017 Term Loan B, 07/12/24(f)		1,585	1,584,507
BidFair MergerRight, Inc., Term Loan B, 01/15/27(f)		2,484	2,416,681
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 11/07/23		2,881	2,882,806
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 07/12/25		1,728	1,663,181
J.D. Power and Associates, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 09/07/23		1,379	1,378,588

Security		Par (000)	Value

Diversified Consumer Services (continued)
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 4.02%, 05/15/24	USD	1,154	$1,153,878
Serta Simmons Bedding LLC, 1.00% Floor):
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 5.27%, 11/08/23		945	551,091
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 9.72%, 11/08/24		126	35,907
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.25%, 11/14/22		4,720	4,602,080
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 03/19/26		2,247	2,251,534
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 07/13/23		3,454	3,365,337

			21,885,590

Diversified Financial Services — 4.6%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 07/31/26		2,031	1,928,820
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/04/24		4,269	4,285,468
Allsup’s Convenience Stores, Inc., Term Loan, 11/18/24(a)(f)		1,077	1,047,821
Connect Finco Sarl, Term Loan B, 09/23/26(f)		11,017	10,959,161
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.28%, 08/08/25(a)		479	453,097
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		1,175	1,142,024
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 07/03/24		1,920	1,917,555
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 09/06/25		579	492,714
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 7.75%, 07/30/25		1,115	1,104,611

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 07/27/26(a)	USD	608	$610,280

			23,941,551

Diversified Telecommunication Services — 3.0%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 01/31/25		1,871	1,869,891
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.71%, 10/04/23		173	159,982
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 05/16/24		1,165	1,163,102
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 10/17/26		1,132	1,142,618
Level 3 Financing, Inc., 2019 Term Loan B, 03/01/27(f)		1,931	1,929,649
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 11/15/24		2,219	2,211,095
TDC A/S, Term Loan, (1 mo. EURIBOR + 2.75%), 2.75%, 06/04/25	EUR	819	905,182
Telenet Financing USD LLC, Term Loan AN, (1 mo. LIBOR + 2.25%), 4.02%, 08/15/26	USD	1,367	1,365,382
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 2.50%), 4.61%, 11/17/23		806	805,648
Virgin Media Investment Holdings Ltd., Term Loan L, (1 mo. LIBOR — GBP + 3.25%), 3.96%, 01/15/27	GBP	1,000	1,288,941
Zayo Group LLC:
2017 Incremental Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.95%, 01/19/24	USD	290	290,363
2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.70%, 01/19/21		2,341	2,341,999

			15,473,852

Electric Utilities — 0.4%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(d)		1,710	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 3.52%, 12/31/25		1,836	1,840,886

			1,840,886

Security		Par (000)	Value

Electrical Equipment — 1.2%
Dell International LLC, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 09/19/25	USD	2,594	$2,606,910
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/01/24		3,828	3,814,575

			6,421,485

Energy Equipment & Services — 0.5%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 02/12/25(a)		1,792	1,747,579
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.45%, 11/08/22(a)		845	811,200

			2,558,779

Equity Real Estate Investment Trusts (REITs) — 2.3%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.01%, 08/10/26(a)		1,614	1,614,000
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 01/02/26(a)		1,161	1,152,541
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 03/21/25		2,942	2,947,676
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 05/11/24		1,062	1,063,958
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 3.72%, 12/20/24		5,381	5,397,200

			12,175,375

Food & Staples Retailing — 1.7%
Albertsons LLC:
2019 Term Loan B7, (1 mo. LIBOR + 2.75%), 4.45%, 11/17/25		444	447,054
2019 Term Loan B8, (1 mo. LIBOR + 2.75%), 4.45%, 08/17/26		12	11,621
BCPE Empire Holdings, Inc.:
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		210	26,389
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 06/11/26		1,065	1,055,555
Hearthside Food Solutions LLC:
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 5.70%, 05/23/25		1,878	1,750,119
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 5.39%, 05/23/25		578	535,616

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
US Foods, Inc.:
2016 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 06/27/23	USD	2,660	$2,662,483
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/13/26		2,563	2,566,844

			9,055,681

Food Products — 2.7%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.51%, 10/01/25		570	570,168
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.20%, 10/10/23		4,265	4,207,103
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 05/01/26		2,294	2,303,304
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/23		6,912	6,921,012

			14,001,587

Gas Utilities — 0.1%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		691	668,231

Health Care Equipment & Supplies — 2.0%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 06/15/21		4,707	4,675,877
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.85%, 09/24/24		801	626,093
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, 06/30/25(f)		5,168	5,094,921

			10,396,891

Health Care Providers & Services — 7.7%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 06/30/25		818	817,993
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 06/07/23		2,661	2,663,799
Concentra, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.54%, 06/01/22		795	794,314
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 06/06/25		798	779,143

Security		Par (000)	Value

Health Care Providers & Services (continued)
Diplomat Pharmacy, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 6.41%, 12/20/24	USD	846	$736,303
DuPage Medical Group Ltd., 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.70%, 08/15/25		395	382,162
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/10/25		2,202	1,725,602
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.85%, 05/02/23		1,055	1,051,497
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 6.63%, 03/05/26(a)		609	585,094
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.50%, 07/02/25		2,345	2,352,559
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 6.20%, 08/06/26		1,266	1,241,731
HCA, Inc.:
Term Loan B12, (1 mo. LIBOR + 1.75%), 3.45%, 03/13/25		1,349	1,354,699
Term Loan B13, (1 mo. LIBOR + 1.75%), 3.45%, 03/18/26		1,783	1,788,699
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23		2,445	2,335,826
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.20%, 10/20/22		2,499	2,011,530
NVA Holdings, Inc., Term Loan B3, (3 mo. LIBOR + 1.75%), 6.50%, 02/02/25		2,031	2,028,728
Sotera Health Holdings LLC:
2017 Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.93%, 05/15/22		3,429	3,406,127
2019 Incremental Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.43%, 05/15/22		1,197	1,192,009
2019 Term Loan, 11/20/26(a)(f)		9,792	9,767,925
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 02/06/24		1,544	1,083,937
Vizient, Inc., 2019 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 05/06/26		869	869,169

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
Zotec Partners LLC, 2018 Term Loan, (1 mo. LIBOR + 5.00%, 1.00% Floor), 6.71%, 02/14/24(a)	USD	1,194	$1,193,500

			40,162,346

Health Care Services — 0.7%
Emerald TopCo., Inc., Term Loan, 07/24/26(f)		1,896	1,886,179
WP CityMD Bidco LLC, 2019 Term Loan B, 08/13/26(f)		1,915	1,895,850

			3,782,029

Health Care Technology — 2.0%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.40%, 02/11/26		5,043	5,031,309
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 03/01/24		3,719	3,715,876
GoodRx, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.50%, 10/10/25		1,062	1,059,849
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 4.10%, 03/07/24		499	501,227

			10,308,261

Hotels, Restaurants & Leisure — 9.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 3.45%, 11/19/26		4,397	4,394,620
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 5.46%, 02/02/26(a)		436	438,499
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.72%, 10/19/24		1,396	1,400,536
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 3.85%, 09/15/23		1,565	1,567,883
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 12/23/24		4,883	4,843,355
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 08/08/21		1,345	1,343,354
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.70%, 11/30/23		3,105	3,118,771
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.10%, 03/13/25		148	145,996

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 10/04/23	USD	1,911	$1,909,822
Hilton Worldwide Finance LLC, 2019 Term Loan B2, (1 mo. LIBOR + 1.75%), 3.46%, 06/22/26		2,950	2,962,681
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.22%, 02/05/25		3,753	3,751,519
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.51%, 04/03/25		1,412	1,414,686
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 10/15/25		600	602,372
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 04/29/24		1,131	1,101,688
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 02/22/24		2,822	2,828,667
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.45%, 08/14/24		3,197	3,180,561
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		5,315	5,335,559
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.21%, 06/08/23		2,950	2,954,203
Tackle Sarl, 2017 EUR Term Loan, (3 mo. EURIBOR + 3.75%), 3.75%, 08/08/22	EUR	1,000	1,103,871
Whatabrands LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.03%, 08/02/26	USD	2,633	2,640,688
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 05/30/25		1,569	1,575,474

			48,614,805

Independent Power and Renewable Electricity Producers — 0.9%
AES Corp., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 3.66%, 05/31/22		39	38,601
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 01/15/25		238	238,719
Calpine Corp. 2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.20%, 08/12/26		726	728,093

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp. Term Loan B9, (3 mo. LIBOR + 2.75%), 4.86%, 04/05/26	USD	3,684	$3,694,740

			4,700,153

Industrial Conglomerates — 1.7%
Cortes NP Acquisition Corp., 2017 Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.93%, 11/30/23(a)		5,071	4,950,126
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (2 mo. LIBOR + 5.00%, 1.00% Floor), 6.82%, 11/28/21		1,594	1,589,959
Sundyne US Purchaser, Inc., Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.70%, 05/15/26		2,200	2,198,636

			8,738,721

Insurance — 4.5%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.70%, 05/09/25		3,617	3,576,179
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.02%, 05/09/25		1,047	1,041,447
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.52%, 01/25/24		2,602	2,607,386
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.20%, 10/22/24		2,883	2,870,180
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 12/02/24		1,819	1,795,875
Hub International Ltd.:
2018 Term Loan B, (3 mo. LIBOR + 2.75%), 4.69%, 04/25/25		3,406	3,356,959
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.90%, 04/25/25		1,548	1,551,158
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.70%, 09/03/26		1,823	1,818,866
Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/31/25		4,951	4,859,019

			23,477,069

Interactive Media & Services — 0.7%
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.46%, 10/19/23		1,355	1,304,188

Security		Par (000)	Value

Interactive Media & Services (continued)
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 4.84%, 11/03/23	USD	1,343	$1,258,016
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.45%, 05/06/24		1,230	1,152,600

			3,714,804

IT Services — 3.5%
Altran Technologies SA, 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.66%, 03/20/25		670	669,800
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 10/31/26		2,717	2,725,151
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.96%, 06/01/22		2,608	2,608,195
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.29%, 11/27/24		916	920,658
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 9.38%, 08/01/25		975	604,500
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 12/01/23		1,609	1,601,480
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 11/16/26		4,244	4,245,889
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 05/15/26		4,630	4,643,685

			18,019,358

Leisure Products — 0.2%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 5.60%, 06/19/24(a)		1,013	977,533

Life Sciences Tools & Services — 0.7%
Albany Molecular Research, Inc., 1.00% Floor):
2017 1st Lien Term Loan, 08/30/24(f)		994	981,200
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 8.70%, 08/30/25		395	392,780

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Life Sciences Tools & Services (continued)
eResearchTechnology, Inc., 2019 Term Loan, 11/20/26(f)	USD	2,155	$2,138,838

			3,512,818

Machinery — 1.9%
Clark Equipment Company, 2019 Term Loan B, 05/18/24(f)		599	599,002
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 4.60%, 01/31/24(a)		144	144,975
Gardner Denver, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 07/30/24		2,278	2,284,571
Terex Corp., 2019 Term Loan B1, (2 mo. LIBOR + 2.75%), 4.59%, 01/31/24		323	324,452
Titan Acquisition Ltd., 2018 Term Loan B, 03/28/25(f)		5,617	5,368,066
Welbilt, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.20%, 10/23/25(a)		993	993,991

			9,715,057

Media — 10.5%
Altice Financing SA:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.47%, 01/31/26		708	689,480
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.52%, 07/15/25		241	234,867
Altice France SA:
2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 5.77%, 08/14/26		3,573	3,542,848
USD Term Loan B12, (1 mo. LIBOR + 3.69%), 5.45%, 01/31/26		534	527,199
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 3.45%, 04/30/25		4,407	4,426,048
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 08/21/26		7,247	7,266,422
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 4.02%, 07/17/25		1,345	1,339,865
2019 Term Loan B5, (2 mo. LIBOR + 2.50%), 4.33%, 04/15/27		1,674	1,674,231
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.96%, 08/24/26		1,870	1,863,567

Security		Par (000)	Value

Media (continued)
Gray Television, Inc.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.03%, 02/07/24	USD	607	$607,660
2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.28%, 01/02/26		890	892,142
iHeartCommunications, Inc., Exit Term Loan, (1 mo. LIBOR + 4.00%), 5.78%, 05/01/26		2,715	2,730,917
Intelsat Jackson Holdings SA, 2017 Term Loan B3, 11/27/23(f)		790	777,163
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.96%, 12/01/23		2,483	2,487,766
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 6.77%, 10/22/26		1,291	1,301,005
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 03/24/25		1,517	1,476,243
MCC Iowa LLC, Term Loan N, (1 Week LIBOR + 1.75%), 3.34%, 02/15/24(a)		1,065	1,068,809
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 09/13/24		2,231	2,222,550
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 2.25%), 4.01%, 08/15/26		740	744,446
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.45%, 09/18/26		1,558	1,563,843
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 05/29/26		1,491	1,498,306
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.03%, 03/03/25		3,107	3,012,701
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 02/01/24		2,063	2,047,565
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 3.96%, 01/03/24		191	191,024
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 09/28/23(a)		3,761	3,737,320
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 03/15/24		1,151	1,125,887
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.46%, 05/18/25		2,983	2,929,204

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.27%, 04/15/25	USD	2,392	$2,387,200

			54,366,278

Metals & Mining — 0.9%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, 07/31/25(f)		1,456	1,235,463
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.70%, 03/08/24		3,398	3,385,326

			4,620,789

Multiline Retail — 0.3%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.75%, 08/04/24		965	962,887
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.77%, 10/25/23		963	709,278

			1,672,165

Oil & Gas Equipment & Services — 0.4%
McDermott Technology Americas, Inc.:
2018 1st Lien Term Loan, 10/21/21(f)		1,182	1,189,571
2018 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 05/09/25		1,722	824,509

			2,014,080

Oil, Gas & Consumable Fuels — 0.7%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.38%, 1.00% Floor), 12.08%, 12/31/21		1,737	1,003,706
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.21%, 09/27/24		805	735,267
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 12/13/25		1,304	1,233,967
EG Group Ltd., 2018 Term Loan B, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		793	770,953

			3,743,893

Personal Products — 0.5%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.35%, 10/01/26		2,826	2,833,140

Security		Par (000)	Value

Pharmaceuticals — 4.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 5.25%, 05/04/25	USD	1,519	$1,165,507
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.95%, 05/18/26		2,076	2,076,588
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.00%, 04/29/24		1,595	1,466,611
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 3.77%, 11/15/27		2,769	2,783,506
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.20%, 08/18/22		7,625	7,631,593
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 4.77%, 06/02/25		7,791	7,822,353

			22,946,158

Professional Services — 1.6%
ASGN, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 04/02/25		732	732,527
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.71%, 02/09/26		2,071	2,077,076
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 6.70%, 02/06/26		4,149	4,169,745
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 5.50%), 7.20%, 08/04/25(a)		1,283	1,234,484

			8,213,832

Real Estate Management & Development — 2.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 04/18/24		4,661	4,666,988
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 08/21/25		3,119	3,122,475
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/18/26		777	777,967
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 5.20%, 12/08/25		2,096	2,100,101
Realogy Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 02/08/25		782	753,887

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.70%, 01/23/25	USD	1,195	$1,194,676

			12,616,094

Road & Rail — 0.3%
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.95%, 09/29/25		735	734,891
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 06/13/23(f)		853	783,783

			1,518,674

Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 05/29/25		857	856,078
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 3.70%, 09/19/26		641	643,717

			1,499,795

Software — 17.9%
Applied Systems, Inc., 1.00% Floor):
2017 1st Lien Term Loan, 09/19/24(f)		3,254	3,239,450
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 9.10%, 09/19/25		491	498,347
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 10/02/25		2,970	2,854,546
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.78%, 10/01/24		863	809,062
Cypress Intermediate Holdings III, Inc., 1.00% Floor):
2017 1st Lien Term Loan, 04/29/24(f)		2,755	2,736,005
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 8.45%, 04/27/25		814	812,575
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 5.34%, 05/28/24		1,463	1,221,846
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.68%, 09/30/23		1,420	1,308,542
Ellie Mae, Inc., Term Loan, (2 mo. LIBOR + 4.00%), 5.86%, 04/17/26		2,722	2,710,949

Security		Par (000)	Value

Software (continued)
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.45%, 10/01/25	USD	6,187	$6,222,604
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22		7,159	7,166,068
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 08/05/22		4,184	4,185,830
Kronos, Inc., 1.00% Floor):
2017 Term Loan B, 11/01/23(f)		6,262	6,256,969
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 10.16%, 11/01/24		2,135	2,154,343
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 09/30/24		4,248	4,251,609
Mitchell International, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 11/29/24		4,101	3,921,203
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.95%, 12/01/25		850	786,250
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 05/30/25		696	681,393
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.45%, 10/12/23		3,126	3,125,087
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.14%, 08/01/25		1,001	985,159
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 02/05/24		4,653	4,666,553
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 4.45%, 03/03/23		3,946	3,878,522
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 09/30/22		6,149	6,151,233
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		1,591	1,598,032
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.95%, 07/08/22		95	95,664
2018 Term Loan B3, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		2,443	2,454,474
2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 3.95%, 04/16/25		1,561	1,568,306
Tempo Acquisition LLC, Term Loan, 05/01/24(f)		4,759	4,759,900

11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 5.78%, 06/30/26(a)	USD	4,537	$4,548,121
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.45%, 05/04/26		2,865	2,877,721
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.95%, 07/02/25		4,297	4,166,385

			92,692,748

Specialty Retail — 2.8%
Belron Finance US LLC:
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.44%, 11/07/26		893	894,956
Term Loan B, (3 mo. LIBOR + 2.25%), 4.14%, 11/07/24		2,936	2,943,397
Term Loan B, (3 mo. LIBOR + 2.25%), 4.15%, 11/13/25		450	450,726
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (3 mo. LIBOR — GBP + 4.00%), 4.81%, 06/23/25	GBP	1,000	1,273,745
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.00%, 06/28/26	USD	828	830,958
Leslie’s Poolmart, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.34%, 08/16/23		761	711,749
MED ParentCo LP:
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 4.25%), 6.06%, 08/31/26		330	69,855
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.95%, 08/31/26		1,323	1,311,721
Midas Intermediate Holdco II LLC, Incremental Term Loan B, 08/18/21(f)		1,240	1,168,220
PetSmart, Inc., Term Loan B2, 03/11/22(f)		3,474	3,380,412
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.41%, 12/20/24		1,243	1,241,620

			14,277,359

Technology Hardware, Storage & Peripherals — 0.5%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.45%, 04/29/23		2,795	2,785,645

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 7.35%, 08/27/26	USD	2,598	$2,598,083

Thrifts & Mortgage Finance — 0.7%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.70%, 05/23/25		3,707	3,649,885

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.95%, 01/02/25		1,079	1,069,959
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 3.45%, 10/17/23		3,829	3,845,382
United Rentals, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 3.45%, 10/31/25		225	225,613

			5,140,954

Transportation — 0.2%
Safe Fleet Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.77%, 02/03/25		819	780,755

Utilities — 0.4%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.91%, 11/28/24		1,908	1,832,068

Wireless Telecommunication Services — 1.2%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 3.71%, 03/22/24		1,981	1,750,524
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(g)		554	327,874
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.46%, 04/11/25		4,315	4,314,198

			6,392,596

Total Floating Rate Loan Interests — 135.8% (Cost — $711,930,225)			704,223,014

		Shares

Investment Companies — 6.3%

United States — 6.3%
Invesco Senior Loan ETF		1,455,000	32,679,300

Total Investment Companies — 6.3% (Cost — $32,930,760)			32,679,300

12

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security	Beneficial Interest (000)		Value

Other Interests(h) — 0.0%

IT Services — 0.0%
Millennium Corp.(a)(b)	USD	1,607	$—
Millennium Lender Claims(a)(b)		1,508	—

Total Other Interests — 0.0% (Cost — $—)			—

	Shares

Warrants — 0.1%

Media — 0.1%
iHeartMedia, Inc. (Expires 05/01/39)		43,029	662,173

Total Warrants — 0.1% (Cost — $774,479)			662,173

Total Long-Term Investments — 143.5% (Cost — $756,391,651)			744,459,044

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(i)(j)	275,444	$275,444

Total Short-Term Securities — 0.1% (Cost — $275,444)		275,444

Options Purchased — 0.0% (Cost — $42,401)		33,248

Total Investments — 143.6% (Cost — $756,709,496)		744,767,736

Liabilities in Excess of Other Assets — (43.6)%		(225,991,597)

Net Assets — 100.0%		$518,776,139

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	275,444	—	275,444	$275,444	$7,662	$—	$—
iShares iBoxx USD High Yield Corporate Bond ETF(c)	—	17,000	(17,000)	—	—	—	2,169	—

					$275,444	$7,662	$2,169	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

13

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Currency Abbreviations

EUR — Euro

GBP — British Pound

USD — United States Dollar

Portfolio Abbreviations

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,515,000	USD	4,968,712	Natwest Markets PLC	12/04/19	$6,210
GBP	1,851,000	USD	2,385,651	Barclays Bank PLC	12/04/19	8,310
USD	5,035,464	EUR	4,525,000	State Street Bank and Trust Co.	12/04/19	49,524

						64,044

USD	2,391,504	GBP	1,854,000	State Street Bank and Trust Co.	12/04/19	(6,337)
USD	4,991,016	EUR	4,515,000	Natwest Markets PLC	02/05/20	(6,445)
USD	2,391,207	GBP	1,851,000	Barclays Bank PLC	02/05/20	(8,339)

						(21,121)

	Net unrealized appreciation					$42,923

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	165	12/31/19	USD	295.00	USD	5,186	$14,108
SPDR S&P 500 ETF Trust	165	12/31/19	USD	299.00	USD	5,186	19,140

							$33,248

14

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$387,245	$89	$617,523	$1,004,857
Corporate Bonds(a)	—	5,014,345	875,355	5,889,700
Floating Rate Loan Interests(a)	—	660,797,601	43,425,413	704,223,014
Investment Companies	32,679,300	—	—	32,679,300
Warrants	—	662,173	—	662,173
Short-Term Securities:	275,444	—	—	275,444
Options Purchased:
Equity Contracts	33,248	—	—	33,248
Unfunded Floating Rate Loan Interest(b)	—	2,763	—	2,763
Liabilities:
Investments:
Unfunded Floating Rate Loan Interest(b)	—	(4,047)	—	(4,047)

	$33,375,237	$666,472,924	$44,918,291	$744,766,452

Derivative Financial Instruments(c)
Assets:
Forward foreign currency contracts	$—	$64,044	$—	$64,044
Liabilities:
Forward foreign currency contracts	—	(21,121)	—	(21,121)

	$—	$42,923	$—	$42,923

(a)	See above Schedule of Investments for values in each industry.

15

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $206,000,000 is categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of August 31, 2019	$564,703	$875,355	$24,982,577	$26,422,635
Transfers into Level 3(a)	—	—	14,329,432	14,329,432
Transfers out of Level 3(b)	—	—	(6,594,587)	(6,594,587)
Accrued discounts/premiums	—	1,268	4,339	5,607
Net realized gain (loss)	—	2	(38,427)	(38,425)
Net change in unrealized appreciation (depreciation)(c)	52,820	(1,268)	286,582	338,134
Purchases	—	—	14,544,202	14,544,202
Sales	—	(2)	(4,088,705)	(4,088,707)

Closing balance, as of November 30, 2019	$617,523	$875,355	$43,425,413	$44,918,291

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019(c)	$52,820	$(1,268)	$254,385	$305,937

(a)

As of August 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2019, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of August 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of November 30, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

16